Long-Term Debt	12 Months Ended
Sep. 30, 2013
Long-term Debt, Unclassified [Abstract]
Long-Term Debt
LONG-TERM DEBT

Long-term debt is summarized as follows:

	2012	2013
4.625% notes due October 2012	$250	—
4.5% notes due May 2013	250	—
5.625% notes due November 2013	250	250
5.0% notes due December 2014	250	250
4.125% notes due April 2015	250	250
4.75% notes due October 2015	250	250
5.125% notes due December 2016	250	250
5.375% notes due October 2017	250	250
5.25% notes due October 2018	400	400
5.0% notes due April 2019	250	250
4.875% notes due October 2019	500	500
4.25% notes due November 2020	300	300
2.625% notes due February 2023	—	500
6.0% notes due August 2032	250	250
6.125% notes due April 2039	250	250
5.25% notes due November 2039	300	300
Other	97	72
Long-term debt	4,347	4,322
Less: Current maturities	560	267
Total, net	$3,787	4,055

Long-term debt maturing during each of the four years after 2014 is $520, $289, $250 and $250, respectively. Total interest paid related to short-term borrowings and long-term debt was approximately $226, $234 and $239 in 2013, 2012 and 2011, respectively.

The Company maintains a universal shelf registration statement on file with the SEC under which it can issue debt securities, preferred stock, common stock, warrants, share purchase contracts or share purchase units without a predetermined limit. Securities can be sold in one or more separate offerings with the size, price and terms to be determined at the time of sale.